Shareholder Report, Holdings (Details)	Jun. 30, 2024
C000025652 | Financials
Holdings [Line Items]
Percent of Net Asset Value	22.00%
C000025652 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	18.80%
C000025652 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	14.20%
C000025652 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	11.50%
C000025652 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000025652 | Materials
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000025652 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000025652 | Energy
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000025652 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000025652 | Other Sectors
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000025653 | Financials
Holdings [Line Items]
Percent of Net Asset Value	22.00%
C000025653 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	18.80%
C000025653 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	14.20%
C000025653 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	11.50%
C000025653 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000025653 | Materials
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000025653 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000025653 | Energy
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000025653 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000025653 | Other Sectors
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000025646 | Financials
Holdings [Line Items]
Percent of Net Asset Value	21.20%
C000025646 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	14.00%
C000025646 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	15.70%
C000025646 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	10.50%
C000025646 | Materials
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000025646 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000025646 | Energy
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000025646 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000025646 | Other Sectors
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000025646 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000025647 | Financials
Holdings [Line Items]
Percent of Net Asset Value	21.20%
C000025647 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	14.00%
C000025647 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	15.70%
C000025647 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	10.50%
C000025647 | Materials
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000025647 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000025647 | Energy
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000025647 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000025647 | Other Sectors
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000025647 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000025655 | Financials
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000025655 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	19.50%
C000025655 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	19.00%
C000025655 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	21.20%
C000025655 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	12.30%
C000025655 | Materials
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000025655 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000025655 | Energy
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000025655 | Other Sectors
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000025655 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000128923 | Financials
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000128923 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	19.50%
C000128923 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	19.00%
C000128923 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	21.20%
C000128923 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	12.30%
C000128923 | Materials
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000128923 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000128923 | Energy
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000128923 | Other Sectors
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000128923 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000025649 | Financials
Holdings [Line Items]
Percent of Net Asset Value	16.70%
C000025649 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	18.60%
C000025649 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000025649 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000025649 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000025649 | Materials
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000025649 | Energy
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000025649 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000025649 | Other Sectors
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000025649 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000025650 | Financials
Holdings [Line Items]
Percent of Net Asset Value	16.70%
C000025650 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	18.60%
C000025650 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000025650 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000025650 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000025650 | Materials
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000025650 | Energy
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000025650 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000025650 | Other Sectors
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000025650 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000025640 | Financials
Holdings [Line Items]
Percent of Net Asset Value	19.50%
C000025640 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	15.50%
C000025640 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	15.40%
C000025640 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	13.30%
C000025640 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	13.40%
C000025640 | Materials
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000025640 | Energy
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000025640 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000025640 | Other Sectors
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000025640 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000025641 | Financials
Holdings [Line Items]
Percent of Net Asset Value	19.50%
C000025641 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	15.50%
C000025641 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	15.40%
C000025641 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	13.30%
C000025641 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	13.40%
C000025641 | Materials
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000025641 | Energy
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000025641 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000025641 | Other Sectors
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000025641 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000025643 | Financials
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000025643 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000025643 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000025643 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	47.40%
C000025643 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	13.20%
C000025643 | Materials
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000025643 | Energy
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000025643 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000025643 | Other Sectors
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000025643 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	12.40%
C000025644 | Financials
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000025644 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000025644 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000025644 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	47.40%
C000025644 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	13.20%
C000025644 | Materials
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000025644 | Energy
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000025644 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000025644 | Other Sectors
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000025644 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	12.40%
C000025633 | Financials
Holdings [Line Items]
Percent of Net Asset Value	15.20%
C000025633 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	10.70%
C000025633 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	11.90%
C000025633 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	29.60%
C000025633 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000025633 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000025633 | Energy
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000025633 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000025633 | Other Sectors
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000025633 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000025634 | Financials
Holdings [Line Items]
Percent of Net Asset Value	15.20%
C000025634 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	10.70%
C000025634 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	11.90%
C000025634 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	29.60%
C000025634 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000025634 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000025634 | Energy
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000025634 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000025634 | Other Sectors
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000025634 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000138559 | Underlying Fund
Holdings [Line Items]
Percent of Net Asset Value	89.70%
C000138559 | Exchange Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000138559 | Investment Company
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000138560 | Underlying Fund
Holdings [Line Items]
Percent of Net Asset Value	89.70%
C000138560 | Exchange Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000138560 | Investment Company
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000141036 | Underlying Fund
Holdings [Line Items]
Percent of Net Asset Value	89.70%
C000141036 | Exchange Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000141036 | Investment Company
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000133600 | US Treasuries
Holdings [Line Items]
Percent of Net Asset Value	34.70%
Percent of Net Long Exposure	34.70%
Percent of Net Short Exposure	0.00%
C000133600 | Japanese Equities
Holdings [Line Items]
Percent of Net Asset Value	4.30%
Percent of Net Long Exposure	4.30%
Percent of Net Short Exposure	0.00%
C000133600 | UK Equities
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Percent of Net Long Exposure	2.90%
Percent of Net Short Exposure	0.00%
C000133600 | European Equities
Holdings [Line Items]
Percent of Net Asset Value	5.20%
Percent of Net Long Exposure	5.20%
Percent of Net Short Exposure	0.00%
C000133600 | US Large Cap Equities
Holdings [Line Items]
Percent of Net Asset Value	56.30%
Percent of Net Long Exposure	56.30%
Percent of Net Short Exposure	0.00%
C000133600 | Cash and Short-term Investments
Holdings [Line Items]
Percent of Net Asset Value	72.30%
Percent of Net Long Exposure	72.30%
Percent of Net Short Exposure	0.00%
C000110307 | US Treasuries
Holdings [Line Items]
Percent of Net Asset Value	34.70%
Percent of Net Long Exposure	34.70%
Percent of Net Short Exposure	0.00%
C000110307 | Japanese Equities
Holdings [Line Items]
Percent of Net Asset Value	4.30%
Percent of Net Long Exposure	4.30%
Percent of Net Short Exposure	0.00%
C000110307 | UK Equities
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Percent of Net Long Exposure	2.90%
Percent of Net Short Exposure	0.00%
C000110307 | European Equities
Holdings [Line Items]
Percent of Net Asset Value	5.20%
Percent of Net Long Exposure	5.20%
Percent of Net Short Exposure	0.00%
C000110307 | US Large Cap Equities
Holdings [Line Items]
Percent of Net Asset Value	56.30%
Percent of Net Long Exposure	56.30%
Percent of Net Short Exposure	0.00%
C000110307 | Cash and Short-term Investments
Holdings [Line Items]
Percent of Net Asset Value	72.30%
Percent of Net Long Exposure	72.30%
Percent of Net Short Exposure	0.00%
C000128922 | Investment Company
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000128922 | Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	41.20%
C000128922 | Corporate Bond
Holdings [Line Items]
Percent of Net Asset Value	25.30%
C000128922 | U.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	18.90%
C000128922 | Asset- Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	12.80%
C000128922 | Foreign Bond
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000128922 | Commercial Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000128922 | Collateralized Mortgage Obligations
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000128922 | Other Sector
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000025636 | Investment Company
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000025636 | Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	41.20%
C000025636 | Corporate Bond
Holdings [Line Items]
Percent of Net Asset Value	25.30%
C000025636 | U.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	18.90%
C000025636 | Asset- Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	12.80%
C000025636 | Foreign Bond
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000025636 | Commercial Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000025636 | Collateralized Mortgage Obligations
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000025636 | Other Sector
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000133599 | U.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	19.00%
C000133599 | Repurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	66.10%
C000133599 | U.S. Government Agency Obligations
Holdings [Line Items]
Percent of Net Asset Value	14.30%
C000025638 | U.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	19.00%
C000025638 | Repurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	66.10%
C000025638 | U.S. Government Agency Obligations
Holdings [Line Items]
Percent of Net Asset Value	14.30%